27. Operating costs and expenses	12 Months Ended
Dec. 31, 2018
Operating Costs And Expenses
Operating costs and expenses
	2018				2017
	Cost of services provided and goods sold (*)	Selling expenses	General and administrative expenses	Total	Cost of services provided and goods sold (*)	Selling expenses	General and administrative expenses	Total

	(7,701,418)	(4,970,780)	(1,608,319)	(14,280,517)	(8,002,077)	(4,575,177)	(1,424,643)	(14,001,897)

Personnel	(36,514)	(637,177)	(357,878)	(1,031,569)	(48,802)	(602,578)	(305,036)	(956,416)
Third-party services	(518,762)	(2,169,624)	(451,990)	(3,140,376)	(544,036)	(2,049,994)	(429,597)	(3,023,627)
Interconnection and means of connection	(2,513,176)	-	-	(2,513,176)	(2,632,593)	-	-	(2,632,593)
Depreciation and amortization	(3,119,954)	(162,804)	(671,562)	(3,954,320)	(3,280,524)	(162,020)	(571,126)	(4,013,670)
Taxes, fees and contributions	(31,754)	(866,197)	(18,333)	(916,284)	(36,625)	(919,018)	(11,963)	(967,606)
Rent and insurance	(591,226)	(146,877)	(67,387)	(805,490)	(609,595)	(92,363)	(62,954)	(764,912)
Cost of goods sold	(883,912)	-	-	(883,912)	(846,839)	-	-	(846,839)
Publicity and advertising	-	(421,588)	-	(421,588)	-	(410,982)	-	(410,982)
Losses on doubtful accounts	-	(544,881)	-	(544,881)	-	(316,387)	-	(316,387)
Other	(6,120)	(21,632)	(41,169)	(68,921)	(3,063)	(21,835)	(43,967)	(68,865)

	2016
	Cost of services provided and goods sold (*)	Selling expenses	General and administrative expenses	Total

	(7,966,487)	(4,719,029)	(1,258,722)	(13,944,238)

Personnel	(59,026)	(673,571)	(272,699)	(1,005,296)
Third-party services	(506,356)	(1,965,329)	(433,396)	(2,905,081)
Interconnection and means of connection	(2,676,813)	-	-	(2,676,813)
Depreciation and amortization	(3,157,720)	(181,916)	(445,536)	(3,785,172)
Taxes, fees and contributions	(33,627)	(1,047,416)	(13,474)	(1,094,517)
Rent and insurance	(551,020)	(101,731)	(72,276)	(725,027)
Cost of goods sold	(975,959)	-	-	(975,959)
Publicity and advertising	-	(438,837)	-	(438,837)
Losses on doubtful accounts	-	(266,442)	-	(266,442)
Other	(5,966)	(43,787)	(21,341)	(71,094)

The Company and its subsidiary analyzed the accounting best practice applicable to their activities, resulting in the following reclassifications with a view to keeping the comparability of the information disclosed. Reclassification of the amortization of authorization from the caption “General and administrative expenses” to “Costs of services provided,” in the amount of R$347,884 for the fiscal year ended December 31, 2018 (R$261,927 and R$273,081 for the fiscal year ended December 31, 2017 and 2016).

The Company and its subsidiary contribute to public and private pension insurance plans in a mandatory, contractual or voluntary manner during the time when employees are working at the Company and its subsidiary. These plans do not originate any additional obligation for the Company. When an employee leaves the Company or its subsidiary during the period required for entitlement to receive the contributions made by the sponsors, the amounts to which the employee ceased to be entitled, and that may represent a reduction in future contributions of the Company and its subsidiary to active employees, or a refund in cash of these amounts, are recorded in assets.